Average Annual Total Returns - Large Cap Core Stock Portfolio	Large Cap Core Stock Portfolio 1 Yr	Large Cap Core Stock Portfolio 5 Yr	Large Cap Core Stock Portfolio 10 Yr	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 1 Yr	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 5 Yr	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) Large Cap Core Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Large Cap Core Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Large Cap Core Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	22.74%	15.24%	11.73%	18.40%	15.20%	13.87%	16.31%	13.58%	12.44%